Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2013
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Oct. 01, 2013
Dreyfus Global Real Return Fund | Class A
Risk/Return:
Trading Symbol	DRRAX
Dreyfus Global Real Return Fund | Class C
Risk/Return:
Trading Symbol	DRRCX
Dreyfus Global Real Return Fund | Class I
Risk/Return:
Trading Symbol	DRRIX
Dreyfus Global Real Return Fund | Class Y
Risk/Return:
Trading Symbol	DRRYX